BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—96.7%
Communication Services—2.9%
Entravision Communications Corp., Class A	571,321	$2,359,556
John Wiley & Sons, Inc., Class A(a)	73,425	2,643,300
Nexstar Media Group, Inc., Class A(a)	42,853	6,467,375
TEGNA, Inc.	365,379	5,659,720
		17,129,951
Consumer Discretionary—12.8%
Beazer Homes USA, Inc.*	163,556	3,315,280
Bloomin' Brands, Inc.(a)	122,751	2,932,521
Bowlero Corp.*(a)	411,428	4,714,965
Buckle, Inc. (The)(a)	93,385	2,867,853
Caleres, Inc.(a)	215,870	3,725,916
Carriage Services, Inc.(a)	151,865	3,972,788
Dave & Buster's Entertainment, Inc.*(a)	83,652	2,689,412
Fiesta Restaurant Group, Inc.*	308,225	2,216,138
Foot Locker, Inc.(a)	69,075	1,748,979
International Game Technology PLC	233,536	5,728,638
J Jill, Inc.*(a)	108,053	2,376,085
Laureate Education, Inc.	437,849	5,297,973
LCI Industries(a)	51,164	5,527,759
Standard Motor Products, Inc.	52,071	1,839,148
Steven Madden Ltd.(a)	191,427	5,974,437
Stride, Inc.*	105,743	4,273,075
Tempur Sealy International, Inc.(a)	177,408	6,322,821
Topgolf Callaway Brands Corp.*	347,699	5,935,222
Travel + Leisure Co.(a)	75,095	2,738,715
Universal Technical Institute, Inc.*	285,591	1,836,350
		76,034,075
Consumer Staples—2.3%
Fresh Del Monte Produce, Inc.	142,110	3,746,019
Herbalife Ltd.*	187,265	2,217,218
Hostess Brands, Inc.*(a)	103,114	2,565,476
Nature's Sunshine Products, Inc.*	237,900	2,659,722
Vector Group Ltd.	214,453	2,511,245
		13,699,680
Energy—7.8%
Cactus, Inc., Class A(a)	50,604	1,598,074
ChampionX Corp.(a)	105,090	2,654,574
Delek US Holdings, Inc.(a)	63,413	1,396,354
DMC Global, Inc.*	110,862	1,798,182
Enerplus Corp.	196,194	2,711,401
Expro Group Holdings NV*	166,582	2,763,595
Kosmos Energy Ltd.*(a)	815,149	4,858,288
National Energy Services Reunited Corp.*	545,302	1,635,906
NexTier Oilfield Solutions, Inc.*(a)	226,339	1,706,596
Noble Corp., PLC*(a)	70,338	2,654,556
Par Pacific Holdings, Inc.*	106,594	2,272,584
Peabody Energy Corp.(a)	116,084	2,108,086
ProPetro Holding Corp.*(a)	319,205	2,129,097
US Silica Holdings, Inc.*	278,564	3,156,130
Viper Energy Partners LP	240,826	6,208,494
Weatherford International PLC*	56,464	3,186,828
World Fuel Services Corp.	159,080	3,638,160
		46,476,905
Financials—23.7%
AllianceBernstein Holding LP	58,132	2,021,250
Ameris Bancorp	36,881	1,163,964
AMERISAFE, Inc.	45,824	2,339,773
Assured Guaranty Ltd.	78,941	4,085,197
Avantax, Inc.*(a)	79,539	1,683,045
Axis Capital Holdings Ltd.	129,590	6,725,721
Bar Harbor Bankshares	88,760	2,097,399
Berkshire Hills Bancorp, Inc.(a)	82,892	1,695,141
BGC Partners, Inc., Class A	972,893	3,959,675
Byline Bancorp, Inc.	95,339	1,689,407
Cass Information Systems, Inc.	67,081	2,590,668
Diamond Hill Investment Group, Inc.	17,567	2,789,113
Dime Community Bancshares, Inc.	103,052	1,669,442
Employers Holdings, Inc.	53,410	1,931,306
Essent Group Ltd.	75,321	3,326,929
Evercore, Inc., Class A(a)	54,727	5,907,780
Federal Agricultural Mortgage Corp., Class C	71,379	9,551,224
First Merchants Corp.	97,083	2,567,845
First Mid Bancshares, Inc.(a)	48,798	1,170,664
FirstCash Holdings, Inc.	36,986	3,644,600
Hancock Whitney Corp.(a)	58,280	2,128,968
Hanover Insurance Group, Inc., (The)	14,409	1,606,027
Heritage Commerce Corp.	204,172	1,486,372
Heritage Financial Corp.	62,480	1,021,548
Hope Bancorp, Inc.	228,543	1,832,915
Luther Burbank Corp.	158,759	1,365,327
Merchants Bancorp(a)	102,908	2,352,477
Nelnet, Inc., Class A(a)	27,332	2,528,210
OceanFirst Financial Corp.	117,180	1,663,956
Peapack-Gladstone Financial Corp.	151,987	4,010,937
PRA Group, Inc.*(a)	83,502	1,561,487
Preferred Bank(a)	97,197	4,482,726
Primis Financial Corp.	155,430	1,145,519
RBB Bancorp	125,886	1,314,250
S&T Bancorp, Inc.(a)	73,451	1,969,956
Silvercrest Asset Management Group, Inc., Class A	332,255	6,502,230
SLM Corp.	736,742	11,242,683
Stewart Information Services Corp.(a)	87,103	3,905,699
StoneX Group, Inc.*	44,455	3,569,292
Univest Financial Corp.	97,404	1,726,973
Valley National Bancorp(a)	409,340	3,020,929
Veritex Holdings, Inc.	87,524	1,511,540
Voya Financial, Inc.(a)	47,844	3,243,823
Walker & Dunlop, Inc.(a)	49,574	3,628,321
White Mountains Insurance Group Ltd.	4,035	5,464,157
Wintrust Financial Corp.	60,698	3,858,572
		140,755,037
Health Care—5.9%
Amedisys, Inc.*	23,572	1,789,822
AMN Healthcare Services, Inc.*(a)	37,079	3,521,022
Biote Corp., Class A*(a)	715,988	3,916,454
Haemonetics Corp.*	91,682	7,756,297
Inmode Ltd.*	74,985	2,367,277
Lantheus Holdings, Inc.*(a)	42,000	3,636,780
PetIQ, Inc.*(a)	171,011	2,176,970
Quipt Home Medical Corp.*	332,816	1,630,799
R1 RCM, Inc.*(a)	363,716	5,910,385
Sotera Health Co.*	169,580	2,389,382
		35,095,188
Industrials—22.4%
ABM Industries, Inc.	167,493	7,396,491
Acuity Brands, Inc.(a)	16,903	2,547,113
Allison Transmission Holdings, Inc.	76,149	3,601,848
ASGN, Inc.*(a)	60,311	3,946,149
Atkore, Inc.*(a)	22,444	2,620,786
Brink's Co., (The)	132,942	8,844,631
CBIZ, Inc.*	124,469	6,275,727
Civeo Corp.*	78,247	1,564,158
CoreCivic, Inc.*	274,008	2,361,949
CRA International, Inc.(a)	67,289	6,235,672
Curtiss-Wright Corp.	51,104	8,077,498
Daseke, Inc.*	395,316	2,371,896
DXP Enterprises, Inc.*	87,193	2,787,560
Granite Construction, Inc.(a)	91,229	3,301,578
Heidrick & Struggles International, Inc.	101,260	2,455,555
Hub Group, Inc., Class A*	62,868	4,624,570
Huron Consulting Group, Inc.*	48,371	3,931,595
IBEX Holdings Ltd.*	136,841	2,802,504
ICF International, Inc.	50,407	5,645,080
Korn Ferry	83,467	3,922,949
Legalzoom.com, Inc.*(a)	226,393	2,533,338
Leonardo DRS, Inc.*	240,573	3,632,652
LSI Industries, Inc.	241,597	2,809,773
Masonite International Corp.*	24,892	2,192,238
Matrix Service Co.*	312,690	1,691,653
Maximus, Inc.(a)	23,417	1,895,840
NOW, Inc.*	182,535	1,622,736
Primoris Services Corp.	88,264	2,365,475
Science Applications International Corp.	71,715	6,980,021
Terex Corp.	89,953	4,171,121
Universal Logistics Holdings, Inc.	71,369	1,894,847
V2X, Inc.*	83,916	3,461,535
Viad Corp.*	152,625	3,543,952
Wabash National Corp.(a)	133,430	3,128,933
Werner Enterprises, Inc.(a)	55,108	2,420,343
WESCO International, Inc.	23,387	3,212,906
		132,872,672
Information Technology—13.7%
AppLovin Corp., Class A*(a)	179,046	4,477,941
Avnet, Inc.(a)	116,730	5,117,443
Bel Fuse, Inc., Class B	105,827	5,205,630
Belden, Inc.	114,970	10,058,725
Benchmark Electronics, Inc.	84,560	1,996,462
Clearfield, Inc.*(a)	58,999	2,307,451
CommScope Holding Co., Inc.*(a)	573,197	2,384,500
CompoSecure, Inc.*(a)	408,836	2,816,880
Extreme Networks, Inc.*	194,538	4,007,483
Hackett Group, Inc., (The)	125,551	2,434,434
Insight Enterprises, Inc.*(a)	42,841	5,792,960
InterDigital, Inc.(a)	79,513	6,602,760
NCR Corp.*	152,352	3,610,742
OSI Systems, Inc.*	38,220	4,548,562
Photronics, Inc.*	110,136	2,338,187
Richardson Electronics Ltd.	89,138	1,478,799
SMART Global Holdings, Inc.*	256,822	5,799,041
Super Micro Computer, Inc.*(a)	27,792	6,224,018
Ultra Clean Holdings, Inc.*(a)	115,637	3,964,036
		81,166,054
Materials—3.0%
Ashland, Inc.(a)	24,269	2,059,953
Ecovyst, Inc.*	376,204	3,777,088
Ingevity Corp.*	72,436	3,418,255
Mativ Holdings, Inc.	133,524	2,010,871
Myers Industries, Inc.	111,701	2,088,809
Orion Engineered Carbons SA	183,912	4,264,919
		17,619,895
Real Estate—1.6%
BRT Apartments Corp.	133,674	2,454,255
Cousins Properties, Inc.(a)	102,487	2,041,541
Kennedy-Wilson Holdings, Inc.(a)	138,386	2,135,296
Spirit Realty Capital, Inc.(a)	73,616	2,875,441
		9,506,533
Utilities—0.6%
Portland General Electric Co.	36,082	1,758,276
Pure Cycle Corp.*	148,441	1,442,846
		3,201,122
TOTAL COMMON STOCKS
(Cost $498,801,278)		573,557,112

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—26.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22%(b)	158,472,454	158,472,454
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $158,472,454)		158,472,454
SHORT-TERM INVESTMENTS—4.1%
Tri-State Deposit, 4.95%(b)	20,352,830	20,352,830
U.S. Bank Money Market Deposit Account, 5.00%(b)	4,069,683	4,069,683
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,422,513)		24,422,513
TOTAL INVESTMENTS—127.5%
(Cost $681,696,245)		756,452,079
LIABILITIES IN EXCESS OF OTHER ASSETS—(27.5)%		(163,256,140)
NET ASSETS—100.0%		$593,195,939

PLC	Public Limited Company
LP	Limited Partnership
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2023, the market value of securities on loan was $151,781,290.
(b)	The rate shown is as of May 31, 2023.

The above industry classifications are based upon the The Global Industry Classification Standard (“GICS”®). GICS was developed by and is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS SMALL CAP VALUE FUND II
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Small Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's investments carried at fair value:

					INVESTMENTS MEASURED AT NET ASSET VALUE*
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Communication Services	$17,129,951	$17,129,951	$-	$-	$-
Consumer Discretionary	76,034,075	76,034,075	-	-	-
Consumer Staples	13,699,680	13,699,680	-	-	-
Energy	46,476,905	46,476,905	-	-	-
Financials	140,755,037	140,755,037	-	-	-
Health Care	35,095,188	35,095,188	-	-	-
Industrials	132,872,672	132,872,672	-	-	-
Information Technology	81,166,054	81,166,054	-	-	-
Materials	17,619,895	17,619,895	-	-	-
Real Estate	9,506,533	9,506,533	-	-	-
Utilities	3,201,122	3,201,122	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	158,472,454	-	-	-	158,472,454
Short-Term Investments	24,422,513	4,069,683	20,352,830	-	-
Total Assets	$756,452,079	$577,626,795	$20,352,830	$-	$158,472,454

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.